Capital and financial risk management - Changes in assets and liabilities arising from financing activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Change in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	€ 53,609	€ 43,013
Net proceeds /(repayment) of borrowings	(6,095)	8,501
Interest paid	(2,284)	(1,297)
Net movement in short term borrowings	2,586	(541)
Net financial costs	(594)	1,958
Other non cash	24,938	1,975
Liabilities arising from financing activities at end of period	€ 72,160	€ 53,609